Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax Table [Abstract]
Schedule of operating subsidiaries incorporated in different tax jurisdiction are subject to different corporate income tax rate
Corporate income tax rate
Hong Kong	16.5%
Singapore	17.0%
Thailand	20.0%
Malaysia	24.0%
Macau	12.0%
United States	21.0%
Australia	0.0%
United Arab Emirates	25.0%
United Kingdom	19.0%
South Korea	25.0%
Japan	23.2%
Canada	15.0%
Vietnam	20.0%
China	25.0%

Schedule of pre-tax loss
	For the years ended December 31,
	2022	2021	2020
Cayman Islands	$(4,302,089)	$(1,733,786)	$(1,711,094)
BVI	(17,811)	(12,769)	(12,345)
Hong Kong	(3,307,670)	(588,315)	(63,483)
Singapore	(160,228)	(16,041)	-
Thailand	(5,826,236)	(3,873,611)	(1,112,496)
Malaysia	(478,658)	-	-
Macau	(161,513)	-	-
United States	(572,088)	-	-
Australia	(15,199)	-	-
United Arab Emirates (UAE)	(72,036)	-	-
United Kingdom	(1,350)	-	-
South Korea	(20,029)	-	-
Japan	(77,055)	-	-
Canada	(2,997)	-	-
Vietnam	(17,123)	-	-
China	(3,501,768)	-	-
	$(18,533,850)	$(6,224,522)	$(2,899,418)

Schedule of components of the income tax provision
	For the years ended December 31,
	2022	2021	2020
Current income tax expense	$-	$-	$261,586
Deferred income tax expense (benefit)	132,208	(732,868)	(18,749)
Total income tax expense (benefit)	$132,208	$(732,868)	$242,837

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
	For the years ended December 31,
	2022	2021	2020
(Loss) Profit before income tax expense*	$(3,840,120)	$(4,068,887)	$864,207
Thailand income tax statutory rate	20%	20%	20%
Income tax at statutory tax rate	(768,024)	(813,777)	172,841
Deferred tax assets not recognized	768,024	-	-
Permanent differences	132,208	80,910	69,996
Income tax expense (benefit)	$132,208	$(732,868)	$242,837

*	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.

Schedule of deferred tax assets and liabilities
	As of December 31,
	2022	2021
Provision for employee benefits	$965,560	$1,163,826
Net operating loss carried forward	671,894	728,331
Deferred tax assets	1,637,454	1,892,157
Less:
Deferred tax liabilities - finance leases	(125,701)	(256,519)
Deferred tax assets, net	$1,511,753	$1,635,638